Goodwill and Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets
Intangible assets consisted of the following as of June 30, 2021 and December 31, 2020:

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	$(44,148)	$196,652
Trade name	41,900	15	(7,681)	34,219

Balance as of June 30, 2021	$282,700		$(51,829)	$230,871

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	$(36,121)	$204,679
Trade name	41,900	15	(6,284)	35,616

Balance as of December 31, 2020	$282,700		$(42,405)	$240,295

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	(36,121)	204,679
Trade name	41,900	15	(6,284)	35,616

Balance as of December 31, 2020	$282,700		(42,405)	240,295

	Intangibles, Gross	Life (Years)	Accumulated Amortization	Intangibles, Net
(in thousands)
Customer relationships	$240,800	15	(20,067)	220,733
Trade name	41,900	15	(3,491)	38,409

Balance as of December 31, 2019	$282,700		(23,558)	259,142

Summary of Future amortization expense for intangible assets	Future amortization expense for intangible assets subject to amortization is:

(in thousands)
2021	$18,847
2022	18,847
2023	18,847
2024	18,847
2025	18,847
Thereafter	146,060

Total	$240,295